ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Summary of accrued expenses and other current liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2023
	US$	US$
Accrued payroll and welfare	15,761,463	19,043,496
Income and non-income-based taxes payables	9,389,054	7,319,738
Accrued professional expenses	2,445,075	4,300,517
Accrued marketing expenses	4,182,606	3,863,879
Advanced from customers	1,904,019	3,425,224
Accrued data and IT service expenses	1,467,007	1,301,092
Amounts due to employees for sale of their shares exercised under the share incentive plan	1,368,771	2,702,901
Others	1,259,754	425,099
Total	37,777,749	42,381,946